Average Annual Total Returns{- Utilities Portfolio} - 02.28 VIP Sector Funds Initial Combo PRO-21 - Utilities Portfolio	VIP Utilities Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Utilities Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Utilities Portfolio-Initial VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1528 Past 1 year	F1528 Past 5 years	F1528 Past 10 years
Total	(0.12%)	12.50%	11.16%	18.40%	15.22%	13.88%	(0.74%)	11.43%	11.27%